TAXES - Reconciliation (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of effective income tax rate
Statutory income tax rate	28.70%	25.00%	25.00%
Effect of tax holiday and preferential tax rate	(8.30%)	(8.10%)	(6.90%)
Effect of adjustment of prior year overpaid income tax	(4.80%)	(6.20%)	0.00%
Effect of non-deductible expense	0.10%	0.50%	0.00%
Effect of credit loss	0.70%	(0.40%)	0.00%
Research and development tax credit	(1.10%)	(0.90%)	(0.60%)
Change in valuation allowance	(0.90%)	0.60%	(0.10%)
Effective income tax rate	14.40%	10.50%	17.40%